Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 50	$ 590	$ (1,550)	$ (910)
Beginning balance, shares at Dec. 31, 2019	500,000
Common stock issued for cash	$ 3,368	606,813		610,181
Common stock issued for cash, shares	33,686,169
Warrants issued to third parties in conjunction with debt issuance		223,560		223,560
Beneficial conversion feature in conjunction with debt issuance		129,938		129,938
Common stock issued to third parties in conjunction with conversion of debt	$ 102	395,898		396,000
Common stock issued to third parties in conjunction with conversion of debt, shares	1,015,344
Net loss			(1,259,590)	(1,259,590)
Ending balance, value at Dec. 31, 2020	$ 3,520	1,356,799	(1,261,140)	99,179
Ending balance, shares at Dec. 31, 2020	35,201,513
Warrants issued to third parties in conjunction with debt issuance		113,910		113,910
Beneficial conversion feature in conjunction with debt issuance		86,090		86,090
Net loss			(461,682)	(461,682)
Common stock issued to third party for services	$ 5	82,245		82,250
Common stock issued to third party for services, shares	47,000
Ending balance, value at Mar. 31, 2021	$ 3,525	1,639,044	(1,722,822)	(80,253)
Ending balance, shares at Mar. 31, 2021	35,248,513
Beginning balance, value at Dec. 31, 2020	$ 3,520	1,356,799	(1,261,140)	99,179
Beginning balance, shares at Dec. 31, 2020	35,201,513
Warrants issued to third parties in conjunction with debt issuance		188,069		188,069
Beneficial conversion feature in conjunction with debt issuance		101,972		101,972
Common stock issued to third parties in conjunction with conversion of debt	$ 36	236,679		236,715
Common stock issued to third parties in conjunction with conversion of debt, shares	357,143
Net loss			(3,004,619)	(3,004,619)
Common stock issued to third party for services	$ 19	249,081		249,100
Common stock issued to third party for services, shares	188,000
Common stock and warrants issued for cash	$ 149	1,864,851		1,865,000
Common stock and warrants issued for cash, shares	1,492,000
Common stock issued in conjunction with cashless exercise of warrants	$ 6	(6)
Common stock issued in conjunction with cashless exercise of warrants, shares	57,147
Ending balance, value at Dec. 31, 2021	$ 3,730	3,997,445	(4,265,759)	(264,584)
Ending balance, shares at Dec. 31, 2021	37,295,803
Beginning balance, value at Mar. 31, 2021	$ 3,525	1,639,044	(1,722,822)	(80,253)
Beginning balance, shares at Mar. 31, 2021	35,248,513
Common stock issued for cash	$ 118	1,464,882		1,465,000
Common stock issued for cash, shares	1,172,000
Warrants issued to third parties in conjunction with debt issuance		34,118		34,118
Beneficial conversion feature in conjunction with debt issuance		15,882		15,882
Common stock issued to third parties in conjunction with conversion of debt	$ 16	109,984		110,000
Common stock issued to third parties in conjunction with conversion of debt, shares	157,143
Net loss			(649,861)	(649,861)
Common stock issued to third party for services	$ 5	82,245		82,250
Common stock issued to third party for services, shares	47,000
Ending balance, value at Jun. 30, 2021	$ 3,663	3,346,157	(2,372,683)	977,137
Ending balance, shares at Jun. 30, 2021	36,624,656
Beginning balance, value at Dec. 31, 2021	$ 3,730	3,997,445	(4,265,759)	(264,584)
Beginning balance, shares at Dec. 31, 2021	37,295,803
Warrants issued to third parties in conjunction with debt issuance		162,362		162,362
Net loss			(678,046)	(678,046)
Amortization of warrants issued in connection with a debt modification		48,699		48,699
Ending balance, value at Mar. 31, 2022	$ 3,730	4,208,506	(4,943,805)	(731,569)
Ending balance, shares at Mar. 31, 2022	37,295,803
Beginning balance, value at Dec. 31, 2021	$ 3,730	3,997,445	(4,265,759)	(264,584)
Beginning balance, shares at Dec. 31, 2021	37,295,803
Net loss				(2,070,880)
Ending balance, value at Sep. 30, 2022	$ 3,730	4,590,807	(6,336,639)	(1,742,102)
Ending balance, shares at Sep. 30, 2022	37,295,803
Beginning balance, value at Mar. 31, 2022	$ 3,730	4,208,506	(4,943,805)	(731,569)
Beginning balance, shares at Mar. 31, 2022	37,295,803
Warrants issued to third parties in conjunction with debt issuance		168,991		168,991
Net loss			(666,325)	(666,325)
Amortization of warrants issued in connection with a debt modification		49,240		49,240
Fees associated with filing of Form S-1		(3,498)		(3,498)
Ending balance, value at Jun. 30, 2022	$ 3,730	4,423,239	(5,610,130)	(1,183,161)
Ending balance, shares at Jun. 30, 2022	37,295,803
Warrants issued to third parties in conjunction with debt issuance		157,787		157,787
Net loss			(726,509)	(726,509)
Amortization of warrants issued in connection with a debt modification		49,781		49,781
Fees associated with filing of Form S-1		(40,000)		(40,000)
Ending balance, value at Sep. 30, 2022	$ 3,730	$ 4,590,807	$ (6,336,639)	$ (1,742,102)
Ending balance, shares at Sep. 30, 2022	37,295,803